Post-Employment Benefits - Summary of Defined Contributions Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	$ 43	$ 45	$ 37	$ 132	$ 114
Defined contribution pension plans [member]
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	9	8	6	26	22
Government pension plans [member]
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	$ 34	$ 37	$ 31	$ 106	$ 92